Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Matters [Abstract]
Actual and required capital amounts and ratios of CFBank

							To Be Well
			Minimum Capital		Minimum Capital		Capitalized Under
			Required-Basel III		Required-Basel III		Applicable Regulatory
	Actual		Phase-In Schedule		Fully Phased-In		Capital Standards
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2016
Total Capital to risk
weighted assets	$45,118	12.46%	$31,256	8.63%	$38,029	10.50%	$36,218	10.00%

Tier 1 (Core) Capital to risk
weighted assets	40,556	11.20%	24,013	6.63%	30,785	8.50%	28,974	8.00%

Common equity tier 1 capital
to risk-weighted assets	40,556	11.20%	18,580	5.13%	25,353	7.00%	23,542	6.50%

Tier 1 (Core) Capital to
adjusted total assets (Leverage ratio)	40,556	9.66%	16,792	4.00%	16,792	4.00%	20,991	5.00%

					To Be Well
					Capitalized Under			Required
			For Capital		Applicable Regulatory			Pursuant to
	Actual		Adequacy Purposes		Capital Standards			OCC Commitment (1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio		Amount	Ratio
December 31,2015
Total Capital to risk
weighted assets	$41,528	13.67%	$24,310	8.00%	$30,388	10.00%	$	N/A	N/A

Tier 1 (Core) Capital to risk
weighted assets	37,694	12.40%	18,233	6.00%	24,310	8.00%		N/A	N/A

Common equity tier 1 capital
to risk-weighted assets	37,694	12.40%	13,675	4.50%	19,752	6.50%		N/A	N/A

Tier 1 (Core) Capital to
adjusted total assets	37,694	11.12%	13,557	4.00%	16,946	5.00%		N/A	N/A

(1)

The heightened capital requirements were applicable to CFBank until December 23, 2015, under the CFBank Order and the subsequent commitments made by CFBank to the OCC.    See Note 2- Regulatory Matters for additional information.